Trade Receivables and Other Assets (Tables)	9 Months Ended
Sep. 30, 2021
Trade Receivables and Other Assets
Summary of trade receivables and other assets

in EUR k	Sep 30, 2021	Dec 31, 2020
Non‑current
Other assets - Rental deposits	2,923	1,867
Other assets – Others	50	100
	2,973	1,967
Current
Trade receivables, net	10,993	25,656
Contract assets, net	2,914	3,543
Other assets	5,848	8,286
	19,755	37,485
Total non-current and current trade receivables and other assets	22,728	39,452

Summary of expected credit loss rate on total gross trade receivables and contract assets

in EUR k	Sep 30, 2021	Dec 31, 2020
Not past due	9,265	24,185
Past due 1-30 days	1,749	2,228
Past due 31-90 days	1,759	797
Past due more than 90 days	7,007	6,757
Total gross amount of trade receivables and contract assets	19,780	33,967

Expected credit loss rate
Not past due	1.3%	1.6%
Past due 1-30 days	7.0%	3.1%
Past due 31-90 days	11.5%	7.7%
Past due more than 90 days	79.5%	63.0%
Expected credit loss rate on total gross trade receivables and contract assets	29.7%	14.0%

Expected credit loss	5,873	4,768